Share-based payments - Disclosure of weighted average assumptions used in the calculation of fair value of stock options (Details)	12 Months Ended
	Sep. 30, 2021 CAD ($) year $ / shares	Sep. 30, 2020 CAD ($) year $ / shares
Share-Based Payment Arrangements [Abstract]
Grant date fair value (in CAD per share) | $	$ 16.76	$ 17.71
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	20.76%	16.60%
Risk-free interest rate (%)	0.40%	1.55%
Expected life (years) | year	4.00	4.00
Exercise price (in CAD per share)	$ 97.86	$ 110.65
Share price (in CAD per share)	$ 97.86	$ 110.65